BUSINESS COMBINATIONS (Detail Textuals 4)	3 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended				12 Months Ended					0 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 04, 2012 Apex USD ($) Multiple	Jun. 04, 2012 Apex CAD	Sep. 30, 2012 Apex USD ($)	Jun. 30, 2012 Apex USD ($)	Mar. 31, 2012 Apex USD ($)	Dec. 31, 2011 Apex USD ($)	Dec. 31, 2012 Apex USD ($)	Mar. 31, 2013 Apex USD ($)	Mar. 31, 2013 Apex CAD	Jun. 04, 2012 Apex Fair Value USD ($)	Jun. 04, 2012 Apex Fair Value CAD	Jun. 04, 2012 Apex Common Stock USD ($)
Business Acquisition [Line Items]
Amount paid in consideration, Apex shares acquired						5,000,000						$ 1,057,000	1,076,000		1,076,000
Earnings before interest, depreciation, taxes and amortization					3,361,000	3,500,000
Deferred financing costs					2,200,000									190,000
Value of common stock on closing date											341,000
Number of common stock issued (in shares)									325,000		325,000					325,000
Market Price Per Share (in dollars per share)																$ 1.05
Selling, general and administrative expense	5,033,000	3,835,000	18,661,000	13,597,000			380,000	1,213,000	351,000	46,000
Post closing adjustments, Working capital required, Description					(a) if the Closing Working Capital as defined in the Purchase Agreement as shown on the closing date balance sheet: (i) is less than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be reduced on a dollar for dollar basis by the amount of the shortfall; (ii) is greater than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be increased on a dollar for dollar basis by the amount of such excess; and (iii) is equal to than CDN$200,000 (US$192,000 at the Closing Date), there shall be no adjustment to the Closing Amount as a result of this provision; and (b) the Closing Amount shall be reduced on a dollar for dollar basis by the amount of any liabilities of Apex on the Closing Date as shown on the closing date balance sheet, including any taxes payable and indebtedness of Apex (other than the executory obligations under contracts and all accounts payable and accrued liabilities of Apex incurred in the ordinary course of business) and excluding any liabilities otherwise adjusted pursuant to (a) above.	(a) if the Closing Working Capital as defined in the Purchase Agreement as shown on the closing date balance sheet: (i) is less than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be reduced on a dollar for dollar basis by the amount of the shortfall; (ii) is greater than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be increased on a dollar for dollar basis by the amount of such excess; and (iii) is equal to than CDN$200,000 (US$192,000 at the Closing Date), there shall be no adjustment to the Closing Amount as a result of this provision; and (b) the Closing Amount shall be reduced on a dollar for dollar basis by the amount of any liabilities of Apex on the Closing Date as shown on the closing date balance sheet, including any taxes payable and indebtedness of Apex (other than the executory obligations under contracts and all accounts payable and accrued liabilities of Apex incurred in the ordinary course of business) and excluding any liabilities otherwise adjusted pursuant to (a) above.
Working Capital, Less than					192,000	200,000
Working Capital, Greater than					192,000	200,000
Working Capital, Equal to					192,000	200,000
Additional earn out amount, Description					In addition, if EBITDA (as uniquely defined in the agreement), of Apex for the twelve months ending July 31, 2013 ("2013 EBITDA"), is equal to or less than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount, to its former owners, equal to the product of the 2013 EBITDA multiplied by four less $4,801,000 ("2013 EBITDA Basic Earn-Out Amount"), up to a maximum of CDN$3,000,000 (US$2,881,000 at the Closing Date). An amount equal to 22.22% of the 2013 EBITDA Basic Earn-Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note (the "Note").	In addition, if EBITDA (as uniquely defined in the agreement), of Apex for the twelve months ending July 31, 2013 ("2013 EBITDA"), is equal to or less than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount, to its former owners, equal to the product of the 2013 EBITDA multiplied by four less $4,801,000 ("2013 EBITDA Basic Earn-Out Amount"), up to a maximum of CDN$3,000,000 (US$2,881,000 at the Closing Date). An amount equal to 22.22% of the 2013 EBITDA Basic Earn-Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note (the "Note").
Additional earn out amount, EBITDA required, Maximum or equal to					1,920,000	2,000,000
Multiplies of EBITDA					4	4
Maximum amount					$ 2,881,000	3,000,000
Percentage of basic earn out amount, to be paid in cash					22.22%	22.22%